Investments (Equity and Fixed Income Securities, Insurance Contracts and Cash Equivalents in Decommissioning Trust Funds) (Detail) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
		Sep. 30, 2019		Dec. 31, 2018		Jul. 31, 2019
Investment Holdings [Line Items]
Fixed income securities Fair Value		$ 1,703
Amortized Cost, Total		3,647		$ 3,348
Total Unrealized Gains		2,247		1,662
Total Unrealized Losses	[1]	(34)		(72)
Fair Value, Total		5,860		4,938	[2]
Fair value of securities in an unrealized loss position		277		833
Net assets related to pending sales and purchases of securities		5		6		$ 3
Virginia Electric and Power Company
Investment Holdings [Line Items]
Fixed income securities Fair Value		839
Amortized Cost, Total		1,708		1,643
Total Unrealized Gains		1,046		760
Total Unrealized Losses		(16)		(34)
Fair Value, Total		2,738		2,369	[3]
Fair value of securities in an unrealized loss position		164		404
Common/collective trust funds | Fixed Income
Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[4]	105		76
Fixed income securities Total Unrealized Gains	[4]	4
Fixed income securities Fair Value	[4]	109		76
Common/collective trust funds | Fixed Income | Virginia Electric and Power Company
Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[4]	46		51
Fixed income securities Fair Value	[4]	46		51
Equity securities: | U.S.
Investment Holdings [Line Items]
Equity securities Amortized Cost	[5]	1,787		1,741
Equity securities Total Unrealized Gains	[5]	2,169		1,640
Equity securities Total Unrealized Losses	[5]	(30)		(51)
Equity securities Fair Value	[5]	3,926		3,330
Equity securities: | U.S. | Virginia Electric and Power Company
Investment Holdings [Line Items]
Equity securities Amortized Cost	[5]	890		858
Equity securities Total Unrealized Gains	[5]	1,013		751
Equity securities Total Unrealized Losses	[5]	(15)		(24)
Equity securities Fair Value	[5]	1,888		1,585
Corporate debt instruments | Fixed Income
Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[4]	442		435
Fixed income securities Total Unrealized Gains	[4]	30		5
Fixed income securities Total Unrealized Losses	[4]			(9)
Fixed income securities Fair Value	[4]	472		431
Corporate debt instruments | Fixed Income | Virginia Electric and Power Company
Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[4]	257		224
Fixed income securities Total Unrealized Gains	[4]	16		2
Fixed income securities Total Unrealized Losses	[4]			(5)
Fixed income securities Fair Value	[4]	273		221
Government Securities | Fixed Income
Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[4]	1,082		1,092
Fixed income securities Total Unrealized Gains	[4]	44		17
Fixed income securities Total Unrealized Losses	[4]	(4)		(12)
Fixed income securities Fair Value	[4]	1,122		1,097
Government Securities | Fixed Income | Virginia Electric and Power Company
Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[4]	504		504
Fixed income securities Total Unrealized Gains	[4]	17		7
Fixed income securities Total Unrealized Losses	[4]	(1)		(5)
Fixed income securities Fair Value	[4]	520		506
Insurance Contracts
Investment Holdings [Line Items]
Fixed income securities Amortized Cost, Total	[4]	210
Fixed income securities Fair Value	[4]	210
Cash Equivalents and Other
Investment Holdings [Line Items]
Cash equivalents and other Amortized Cost		21	[6]	4
Cash equivalents and other Fair Value		21	[6]	4
Cash Equivalents and Other | Virginia Electric and Power Company
Investment Holdings [Line Items]
Cash equivalents and other Amortized Cost	[7]	11		6
Cash equivalents and other Fair Value	[7]	$ 11		$ 6

[1]	The fair value of securities in an unrealized loss position was $277 million and $833 million at September 30, 2019 and December 31, 2018, respectively.
[2]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[3]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[4]	Unrealized gains and losses on fixed income securities are included in AOCI and the nuclear decommissioning trust regulatory liability.
[5]	Unrealized gains and losses on equity securities are included in other income and the nuclear decommissioning trust regulatory liability.
[6]	Includes pending sales of securities of $3 million at September 30, 2019.
[7]	Includes pending sales of securities of $5 million and $6 million at September 30, 2019 and December 31, 2018, respectively.